Advances for Vessels Under Construction And Acquisition Of Vessels (Tables)	12 Months Ended
Dec. 31, 2014
Advances For Vessels Under Construction and Acquisition of Vessels [Abstract]
Advances for Vessels Under Construction and Acquisition of Vessels

	2013	2014

Pre-delivery yard installments	$66,780	$299,129
Fair value adjustment (Notes 1 and 5)	-	137,923
Bareboat capital leases - upfront hire & handling fees	-	31,467
Capitalized interest and finance costs	633	11,696
Other capitalized costs (Note 3)	519	4,580
Advances for secondhand vessels	-	79
Vessels delivered (Note 5)	-	(30,262)
Total	$67,932	$454,612